Risk Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of Risk Management [line items]
Percentage of debt securities in investment grade with ratings ranging between AAA to BBB	96.00%	97.00%
Percentage of total mortgage portfolio	13.00%	14.00%
Loaned securities included in invested assets	$ 10,690	$ 20,280
Reverse repurchase transactions recorded as short-term receivables	895	1,490
Repurchase transactions recorded as payables	$ 895	536
Term of credit default swaps	5 years
Credit protection purchased	$ 0	0
Mitigated exposure to credit risk	2,194	10,121
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	7,949	8,593
Largest single counterparty exposure with master netting agreements or the benefit of collateral held	215	294
Maximum credit exposure related to derivatives	9,072	18,226
Reinsurance assets	$ 47,712	$ 44,579
Percentage ceded to reinsurers	91.00%	94.00%
Exposure to credit risk	$ 25,247	$ 25,466
Net exposure after offsetting agreements and benefit of fair value of collateral held	22,465	19,113
Fixed Surplus Note [Member]
Disclosure of Risk Management [line items]
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position	0	0
Bottom of range [Member]
Disclosure of Risk Management [line items]
Global retention limit			$ 30
Top of range [Member]
Disclosure of Risk Management [line items]
Global retention limit			$ 35
Derivatives [Member]
Disclosure of Risk Management [line items]
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	1,582	2,132
Largest single counterparty exposure with master netting agreements or the benefit of collateral held	$ 0	$ 0
AA Credit Grades or Higher [Member]
Disclosure of Risk Management [line items]
Derivative exposure with counterparties, percentage	36.00%	17.00%
Securities lending [Member]
Disclosure of Risk Management [line items]
Loaned securities included in invested assets	$ 723	$ 564